Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2018
Accrued expenses and other liabilities
Accrued expenses and other liabilities

7. Accrued expenses and other liabilities

Accrued expenses and other current liabilities consist of the following:

	As of
	December 31,	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Fund attributable to institutional investors(1)	58,266,669	5,776,821	840,204
Accrued interest payable of Consolidated Trusts	19,394,527	—	—
Payable for purchase of property and equipment	1,586,988	—	—
Accrued office expense	2,545,614	10,890,896	1,584,015
Professional fee payable	12,826,377	48,302,566	7,025,317
Commission fee payable(2)	35,408,781	75,280,155	10,949,044
Other accrued expenses	7,299,408	38,451,036	5,592,471
Total accrued expenses and other current liabilities	137,328,364	178,701,474	25,991,051

(1)        Fund attributable to institutional investors relate to the principal and interest collected on behalf of the investors but have not yet been passed onto them as of December 31, 2017 and 2018.

(2)        Commission fee payable relates to the commission fees payable to channel partners who introduce investors or borrowers to the platform of the Group. The commission is typically determined based on the volume of traffic introduced, regardless of whether the introduced traffic becomes a borrower or investor on the Group’s platform.